Benefit plans (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Benefit payment obligations at beginning of year	$ 11,977	$ 14,207
Current service cost	1,160	618	$ 2,537
Interest cost	12,490	4,668	5,614
Actuarial losses	(3,497)	3,152	4,436
Result from exposure to inflation for the year	(6,478)	(9,645)
Benefits paid to participating employees	(563)	(1,023)
Benefit payment obligations at end of year	$ 15,089	$ 11,977	$ 14,207